Bank loans: (Tables)	12 Months Ended
Dec. 31, 2024
Bank loans:
Schedule of bank loans

	Credit line used in foreign currency		Credit line balance		Principal		Commissions and		Term				Fair
Bank	at 12/31/2023*		used in pesos		amortization in pesos		interests - Net		Short		Long		value
Santander, S. A.			Ps.	2,000,000	Ps.	(1,325,000)	Ps.	(2,457)	Ps.	672,543	Ps.	—	Ps.	697,731
BBVA Bancomer, S. A.				2,000,000		(150,000)		431		210,610		1,639,821		1,962,138
Total México			Ps.	4,000,000	Ps.	(1,475,000)	Ps.	(2,026)	Ps.	883,153	Ps.	1,639,821	Ps.	2,659,869
Bancolombia, S. A.	COP	57,238,256	Ps.	322,882	Ps.	—	Ps.	2,196	Ps.	2,196	Ps.	322,881	Ps.	253,069
Banco Itaú CorpBanca Colombia S.A.		38,922,014		219,560		—		1,492		1,492		219,558		172,087
Banco Davivienda, S. A.		34,342,946		193,729		—		1,317		1,317		193,728		151,841
Banco de Bogotá, S. A.		17,170,178		96,857		—		658		658		96,858		75,917
Banco de Occidente, S. A.		14,118,362		79,642		—		541		541		79,643		62,422
Banco AV Villas, S. A.		3,052,707		17,221		—		116		117		17,222		13,497
Servicios Financieros, S. A.		3,052,707		17,221		—		117		117		17,221		13,497
Total Airplan	COP	167,897,170	Ps.	947,112	Ps.	—	Ps.	6,437	Ps.	6,438	Ps.	947,111	Ps.	742,330
			Ps.	4,947,112	Ps.	(1,475,000)	Ps.	4,411	Ps.	889,591	Ps.	2,586,932	Ps.	3,402,199

	Credit line used in foreign currency		Credit line balance		Principal		Commissions and		Term				Fair
Bank	at 12/31/2024*		used in pesos		amortization in pesos		interests - Net		Short		Long		value
Santander, S. A.			Ps.	675,000		—	Ps.	180	Ps.	675,180		—	Ps.	695,344
BBVA Bancomer, S. A.				1,850,000	Ps.	(100,000)		(1,685)		10,310	Ps.	1,738,005		1,803,915
Total México			Ps.	2,525,000	Ps.	(100,000)	Ps.	(1,505)	Ps.	685,490	Ps.	1,738,005	Ps.	2,499,259

Bancolombia, S. A.	COP	23,148,166	Ps.	294,742	Ps.	(149,557)	Ps.	760	Ps.	760	Ps.	145,184	Ps.	110,615
Banco Itaú CorpBanca Colombia S.A.		15,740,196		200,423		(101,701)		516		516		98,722		75,216
Banco Davivienda, S. A.		13,888,400		176,844		(89,737)		455		455		87,107		66,367
Banco de Bogotá, S. A.		6,942,087		88,412		(44,872)		228		228		43,541		33,173
Banco de Occidente, S. A.		5,709,271		72,700		(36,892)		187		187		35,808		27,282
Banco AV Villas, S. A.		1,234,525		15,719		(7,977)		40		40		7,743		5,899
Servicios Financieros, S. A.		1,234,525		15,719		(7,977)		40		40		7,743		5,899
Total Airplan	COP	67,897,170	Ps.	864,559	Ps.	(438,712)	Ps.	2,226	Ps.	2,226	Ps.	425,848	Ps.	324,451
			Ps.	3,389,559	Ps.	(538,712)	Ps.	721	Ps.	687,716	Ps.	2,163,853	Ps.	2,823,710

	Amount
Entity	(thousand of COP)
Bancolombia, S. A.	COP.	150,000,000
Banco Itaú CorpBanca Colombia S.A.		102,000,000
Banco Davivienda, S. A.		90,000,000
Banco de Bogotá, S. A.		37,000,000
Banco de Occidente, S. A.		37,000,000
Banco Popular, S. A. (1)		8,000,000
Banco AV Villas, S. A.		8,000,000
Servicios Financieros, S. A.		8,000,000
	COP.	440,000,000

	Amount
Financial entity	(thousand COP)
Bancolombia, S. A.	COP.	34,090,909
Banco Itaú CorpBanca Colombia S.A.		23,181,818
Banco Davivienda, S. A.		20,454,545
Banco de Bogotá, S. A.		10,227,273
Banco de Occidente, S. A.		8,409,091
Banco AV Villas, S. A.		1,818,182
Servicios Financieros, S. A.		1,818,182
	COP.	100,000,000

	Amount
Financial entity	(thousand COP)
Bancolombia, S. A.	COP.	51,136,744
Banco Itaú CorpBanca Colombia S.A.		34,772,986
Banco Davivienda, S. A.		30,682,039
Banco de Bogotá, S. A.		12,613,358
Banco de Occidente, S. A.		12,613,366
Banco Popular, S. A.		2,726,835
Banco AV Villas, S. A.		2,727,293
Servicios Financieros, S. A.		2,727,293
	COP.	149,999,914